Fair value of financial instruments - Disclosure of analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	£ 293,530	£ 256,836
Derivative financial liabilities	(279,415)	(250,044)
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	19,378
Ending balance, financial assets	24,364	19,378
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(6,243)
Ending balance, financial liabilities	(6,834)	(6,243)
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	2,077	3,540
Derivative financial liabilities	(3,181)	(4,653)
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	13,135	13,326
Purchases, fair value measurement, assets (liabilities) net	10,668	7,239
Sales, fair value measurement, assets (liabilities) net	(3,901)	(6,393)
Issues, fair value measurement, assets (liabilities) net	(1,146)	(403)
Settlements, fair value measurement, assets (liabilities) net	(1,531)	(1,951)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	(1)	(3)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	286	1,686
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(47)	(415)
Ending balance, Assets (liabilities) net	17,530	13,135
Derivative financial assets	2,077	3,540
Derivative financial liabilities	(3,181)	(4,653)
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(152)	(10)
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	219	59
Recurring fair value measurement | Level 3 | Investment property
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	2	5
Purchases, fair value measurement, assets	9	0
Sales, fair value measurement, assets	(2)	(4)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	9	2
Recurring fair value measurement | Level 3 | Investment property | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Level 3 | Investment property | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	1
Recurring fair value measurement | Level 3 | Derivatives
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(1,113)	(1,189)
Purchases, fair value measurement, liabilities	(568)	(640)
Sales, fair value measurement, liabilities	(6)	24
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	(16)	83
Total gains or (losses) recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	163	388
Transfers out of Level 3 of fair value hierarchy, liabilities	501	313
Ending balance, financial liabilities	(1,104)	(1,113)
Recurring fair value measurement | Level 3 | Derivatives | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	(64)	(92)
Recurring fair value measurement | Level 3 | Derivatives | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	(1)	0
Recurring fair value measurement | Level 3 | Trading portfolio liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(368)	(56)
Purchases, fair value measurement, liabilities	(26)	(367)
Sales, fair value measurement, liabilities	20	45
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Total gains or (losses) recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(15)	0
Transfers out of Level 3 of fair value hierarchy, liabilities	1	10
Ending balance, financial liabilities	(395)	(368)
Recurring fair value measurement | Level 3 | Trading portfolio liabilities | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	(7)	0
Recurring fair value measurement | Level 3 | Trading portfolio liabilities | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	0	0
Recurring fair value measurement | Level 3 | Financial liabilities designated at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(1,222)	(1,050)
Purchases, fair value measurement, liabilities	(415)	(40)
Sales, fair value measurement, liabilities	19	0
Issues, fair value measurement, liabilities	(1,146)	(403)
Settlements, fair value measurement, liabilities	143	0
Total gains or (losses) recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(893)	(147)
Transfers out of Level 3 of fair value hierarchy, liabilities	350	459
Ending balance, financial liabilities	(3,258)	(1,222)
Recurring fair value measurement | Level 3 | Financial liabilities designated at fair value | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	(74)	(38)
Recurring fair value measurement | Level 3 | Financial liabilities designated at fair value | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	(20)	(3)
Trading portfolio assets | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	6,509	6,480
Purchases, fair value measurement, assets	5,848	3,394
Sales, fair value measurement, assets	(1,817)	(3,023)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(865)	(602)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	775	1,059
Transfers out of Level 3 of fair value hierarchy, assets	(326)	(810)
Ending balance, financial assets	10,115	6,509
Trading portfolio assets | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(9)	11
Trading portfolio assets | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	8,249	9,125
Purchases, fair value measurement, assets	2,704	3,966
Sales, fair value measurement, assets	(2,072)	(3,435)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(793)	(1,429)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	207	239
Transfers out of Level 3 of fair value hierarchy, assets	(88)	(387)
Ending balance, financial assets	8,424	8,249
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(1)	109
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	218	61
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,078	11
Purchases, fair value measurement, assets	3,116	926
Sales, fair value measurement, assets	(43)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(3)
Total gains or (losses) recognised in OCI, assets	(1)	(3)
Transfers into Level 3 of fair value hierarchy, assets	49	147
Transfers out of Level 3 of fair value hierarchy, assets	(485)	0
Ending balance, financial assets	3,739	1,078
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	3	0
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	£ 22	£ 0